THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
NOVEMBER 30, 2000

SHARES                                                                           VALUE
--------------------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
BELGIUM - 0.3%
          2,493  Agfa Gevaert NV(s)                                   $           59,678
                                                                 -----------------------------
DENMARK - 0.8%
            730  Novo Nordisk A/S Cl B(s)                                        141,456
                                                                 -----------------------------
FINLAND - 3.7%
         11,546  Nokia Oyj(s)                                                    483,932
          4,849  Sonera Oyj(s)                                                    92,818
          8,724  Stora Enso Oyj R Shares(s)                                       86,118
                                                                 -----------------------------
                                                                                 662,868
                                                                 -----------------------------
FRANCE - 13.8%
            885  Alcatel Optronics(s)(+)                                          44,604
          6,822  Alcatel S.A.(s)                                                 338,487
          3,039  Aventis S.A.(s)                                                 238,480
            967  Axa(s)                                                          135,521
          1,643  BNP Paribas S.A.(s)                                             127,001
          2,082  Carrefour S.A.(s)                                               125,504
          2,321  Christian Dior S.A.(s)                                          103,746
          2,391  Fimatex(s)(+)                                                    19,731
          1,149  Genset S.A.(s)                                                   54,509
            696  Groupe Danone(s)                                                 92,513
          1,141  Lafarge S.A.(s)                                                  85,664
          1,262  Lagardere S.C.A.(s)                                              66,242
          1,121  Renault S.A.(s)                                                  53,571
            616  Technip S.A.(s)                                                  71,423
          3,107  Total Fina Elf S.A. B Shares(s)                                 444,359
          5,500  Vivendi Environnement(s)                                        227,411
          3,828  Vivendi S.A.(s)                                                 236,584
                                                                 -----------------------------
                                                                               2,465,350
                                                                 -----------------------------
GERMANY - 10.5%
          1,368  Allianz AG(s)                                                   472,275
          5,177  BASF AG(s)                                                      195,354
          4,092  Bayer AG(s)                                                     178,989
            614  Consors Discount-Broker AG(s)(+)                                 27,258
          1,299  Deutsche Bank AG(s)                                              93,739
          5,453  Deutsche Telekom AG(s)                                          171,403
          3,568  Dresdner Bank AG(s)                                             131,874
          3,080  E.ON AG(s)                                                      174,269
            680  Intershop Communications AG(s)(+)                                19,350
          1,756  Schering AG(s)                                                   95,810
          2,269  Siemens AG(s)                                                   258,146
          1,170  Volkswagen AG(s)                                                 57,940
                                                                 -----------------------------
                                                                               1,876,407
                                                                 -----------------------------
IRELAND - 1.4%
          3,665  CRH Plc(s)                                                       53,437
          1,000  Fyffes Plc(s)                                                       592
         10,808  Irish Life & Permanent Plc(s)                                   118,071


SHARES                                                                           VALUE
--------------------------------------------------------------------------------------------

        40,992  Smurfit (Jefferson) Group Plc(s)                        $          65,299
         2,202  Trintech Group Plc ADR(s)(+)                                       15,449
                                                                 -----------------------------
                                                                                  252,848
                                                                 -----------------------------
ITALY - 5.3%
       18,321  Credito Emiliano Spa(s)                                             78,783
       35,009  ENI Spa(s)                                                         210,883
        6,215  Mediolanum Spa(s)                                                   74,658
       10,888  Saipem Spa(s)                                                       54,971
       22,190  Telecom Italia Spa(s)                                              256,900
       52,690  Unicredito Italiano Spa(s)                                         263,725
                                                                 -----------------------------
                                                                                  939,920
                                                                 -----------------------------
NETHERLANDS - 8.9%
       1,572  ASM Lithography Holding NV(s)(+)                                     32,992
       3,000  Heineken Holding NV(s)                                              109,027
       4,206  ING Groep NV(s)                                                     303,075
      10,682  Koninklijke (Royal) Philips
                Electronics NV(s)                                                 353,433
       3,111  Numico NV(s)                                                        160,858
       5,079  Royal Dutch Petroleum Co.(s)                                        304,616
      16,875  Royal KPN NV(s)                                                     227,389
       3,631  United Pan-Europe Communication NV(s)(+)                             41,089
      1,290   VNU NV(s)                                                            56,370
                                                                 -----------------------------
                                                                                1,588,849
                                                                 -----------------------------
SPAIN - 5.7%
       2,605  ACS, Actividades Construccion y
                Servicios S.A.(s)                                                  60,568
       7,116  Amadeus Global Travel
                 Distribution S.A.(s)(+)                                           53,890
      22,226  Banco Bilbao Vizcaya Argentaria S.A.(s)                             297,172
      18,943  Iberdrola S.A.(s)                                                   226,728
      24,296  Telefonica S.A.(s)(+)                                               381,740
                                                                 -----------------------------
                                                                                1,020,098
                                                                 -----------------------------
SWEDEN - 2.9%
      10,428  Ericsson LM Cl B(s)                                                 119,055
      18,987  Skandia Forsakrings AB(s)                                           289,661
       9,656  Skandinaviska Enskilda Banken Cl A(s)                               103,502
                                                                 -----------------------------
                                                                                  512,218
                                                                 -----------------------------
SWITZERLAND - 14.0%
        669  ABB Ltd.(s)                                                           60,895
         67  Compagnie Financiere Richemont
               AG A Units(s)                                                      184,927
        631  Credit Suisse Group(s)                                               109,965
        216  Nestle S.A.(s)                                                       469,132
        256  Novartis AG(s)                                                       415,311
         34  Roche Holding AG(s)                                                  336,905
         48  SGS Societe Generale de Surveillance
               Holding S.A.(s)                                                     58,735
         52  The Swatch Group AG B Shares(s)                                       59,915
      2,844  UBS AG(s)                                                            393,225
        771  Zurich Financial Services AG(s)                                      415,748
                                                                 -----------------------------
                                                                                2,504,758
                                                                 -----------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.      1

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
---------------------------------------------------------------

NOVEMBER 30, 2000

SHARES                                                                           VALUE
--------------------------------------------------------------------------------------------
UNITED KINGDOM - 31.7%
        3,425  3I Group Plc(s)                                       $          60,781
        9,000  ARM Holdings Plc(s)(+)                                           56,130
        1,690  Barclays Plc(s)                                                  47,358
       25,931  BG Group Plc(s)                                                 105,213
       14,652  Billiton Plc(s)                                                  47,767
        2,065  Bookham Technology Plc(s)                                        25,728
       66,315  BP Amoco Plc(s)                                                 515,575
        4,000  British Airways Plc(s)                                           22,679
       10,621  British SKY Broadcasting Plc(s)(+)                              148,137
        5,101  British Telecommunications Plc(s)                                44,033
        4,293  Cable & Wireless Plc(s)                                          53,062
        2,171  Celltech Group Plc(s)(+)                                         35,542
       34,297  Chubb Plc(s)                                                    107,923
       11,985  Gallagher Group Plc(s)                                           76,446
       22,901  Glaxo Wellcome Plc(s)                                           667,716
       11,939  Glynwed International Plc(s)                                     32,999
       15,354  Granada Compass Plc(s)(+)                                       146,358
       13,400  Hanson Plc(s)                                                    72,651
       12,400  Hays Plc(s)                                                      61,517
       13,000  Hilton Group Plc(s)                                              34,550
       32,402  HSBC Holdings Plc(s)                                            426,668
        4,776  Johnson Matthey Plc(s)                                           72,435
       15,683  Lloyds TSB Group Plc(s)                                         149,605
        1,579  Logica Plc(s)                                                    31,356
        7,055  Marconi Plc(s)                                                   67,000
       27,470  MFI Furniture Group Plc(s)                                       26,282
        9,237  Nycomed Amersham Plc(s)                                          72,927
        6,696  Pearson Plc(s)                                                  149,771
       17,267  QXL.com Ricardo Plc(s)                                            4,283
       10,577  Reckitt Benckiser Plc(s)                                        134,330
        4,450  Reuters Group Plc(s)                                             65,473
       26,942  Royal & Sun Alliance Insurance Group Plc(s)                     205,836
        7,617  Royal Bank of Scotland Plc(s)(+)                                156,551
       17,925  ScottishPower Plc(s)                                            133,898
       13,523  Severn Trent Plc(s)                                             144,335
       16,172  SmithKline Beecham Plc(s)                                       210,775
        4,124  Standard Chartered Plc(s)                                        53,457
       58,392  Tesco Plc(s)                                                    234,231
        8,900  TI Group Plc(s)                                                  49,451
      259,008  Vodafone Group Plc(s)                                           885,694
                                                                 -----------------------------
                                                                             5,636,523
                                                                 -----------------------------
   TOTAL COMMON STOCKS                                                      17,660,973
                                                                 -----------------------------
  (Cost $15,241,666)

PREFERRED STOCKS - 0.5%
GERMANY - 0.5%
        355  MLP AG(s)                                                          35,222
        402  SAP AG(s)                                                          52,579
                                                                 -----------------------------
TOTAL PREFERRED STOCKS                                                          87,801
                                                                 -----------------------------
  (Cost $79,385)

PRINCIPAL AMOUNT                                                                VALUE
--------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.5%
U.S. TREASURY SECURITIES - 0.5%
    $100,000  U.S. Treasury Bill,
                 5.96%, 3/22/01(s)(y)                                  $       98,147
                                                                 -----------------------------
  (Cost $98,137)

TOTAL INVESTMENT SECURITIES - 100.0%                                       $17,846,921
                                                                 =============================
  (Cost $15,419,188)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                           UNREALIZED
CONTRACTS                  SETTLEMENT         CONTRACTUAL               VALUE AT           APPRECIATION
TO BUY                        DATE               VALUE                  11/30/00          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
 263,295       CHF         02/23/01           $   150,000              $   152,851          $  2,851
 2,270,134     EUR         02/23/01             1,951,539                1,983,798            32,259
 190,000       GBP         02/23/01               272,147                  269,833           (2,314)
 765,027       NOK         02/23/01                81,149                   82,381             1,232
 3,217,816     SEK         02/23/01               317,652                  322,790             5,138
                                         ------------------------------------------------------------------
                                               $2,772,487               $2,811,653           $39,166
                                         ==================================================================

                                                                                            UNREALIZED
CONTRACTS                  SETTLEMENT         SETTLEMENT                VALUE AT           APPRECIATION
TO SELL                       DATE               VALUE                  11/30/00          (DEPRECIATION)

 1,386,794     CHF         02/23/01           $   779,409             $   805,079           $(25,670)
 1,190,000     EUR         02/23/01             1,027,888               1,039,904            (12,016)
 575,506       EUR         12/04/00               500,000                 500,963               (963)
 460,000       GBP         02/23/01               653,960                 653,279                 681
 605,520       SEK         02/23/01                60,000                  60,742               (742)
                                         ------------------------------------------------------------------
                                               $3,021,257              $3,059,967           $(38,710)
                                         ==================================================================

FUTURES CONTRACTS
                                                      UNDERLYING FACE         UNREALIZED
PURCHASED                     EXPIRATION DATE         AMOUNT AT VALUE        APPRECIATION
------------------------------------------------------------------------------------------
2 FTSE 100 Index               December 2000              $174,217                $940
                                                   =========================================

2  The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)

NOVEMBER 30, 2000

MARKET SECTOR                    % OF TOTAL INVESTMENTS
FINANCE                                   16.7%
INDUSTRIAL CYCLICAL                       15.0%
PHARMACEUTICALS                           12.4%
TELECOMMUNICATIONS                        12.1%
INSURANCE                                  8.9%
ENERGY                                     8.3%
CONSUMER STABLE                            5.8%
SOFTWARE & SERVICES                        5.1%
CONSUMER CYCLICAL                          4.0%
UTILITIES                                  3.6%
CONSUMER SERVICES                          3.3%
RETAIL                                     3.2%
SEMICONDUCTORS                             1.0%
SHORT-TERM INVESTMENTS                     0.5%
CAPITAL MARKETS                            0.1%

ADR - American Depositary Receipt
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
NOK - Norwegian Krone
SEK - Swedish Krona
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(y) Yield to maturity
(+) Non-income producing security


The Accompanying Notes are an Integral Part of the Financial Statements.   3

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

ASSETS
Investments at Value (Cost $15,419,188)                            $17,846,921
Receivable for Investments Sold                                      4,838,652
Foreign Currency at Value (Cost $42,623)                                42,997
Unrealized Appreciation of Forward Foreign Currency Contracts           42,161
Foreign Tax Reclaim Receivable                                          29,208
Dividend and Interest Receivable                                        22,272
Receivable for Expense Reimbursement                                     7,423
Variation Margin Receivable                                              1,833
Prepaid Expenses and Other Assets                                           90
                                                                   -------------
TOTAL ASSETS                                                        22,831,557
                                                                   -------------
LIABILITIES
Payable for Investments Purchased                                    4,293,035
Due to Custodian                                                       351,555
Unrealized Depreciation of Forward Foreign Currency Contracts           41,705
Advisory Fee Payable                                                    10,671
Administrative Services Fee Payable                                        391
Accrued Expenses and Other Liabilities                                  70,000
                                                                   -------------
TOTAL LIABILITIES                                                    4,767,357
                                                                   -------------
NET ASSETS
Applicable to Investors' Beneficial Interests                       $18,064,200
                                                                   =============

4  The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED NOVEMBER 30, 2000

INVESTMENT INCOME
INCOME
Dividend Income (Net of Foreign Withholding Tax of $60,554)              $ 366,220
Interest Income                                                             53,812
                                                                   ------------------
   Investment Income                                                       420,032
                                                                   ------------------
EXPENSES
Advisory Fee                                                               158,680
Custodian Fees and Expenses                                                142,609
Professional Fee                                                            50,090
Printing Expenses                                                           10,084
Administrative Services Fee                                                  5,929
Organization Expenses                                                        1,392
Fund Services Fee                                                              384
Trustees' Fees and Expenses                                                    274
Administration Fee                                                             172
Miscellaneous                                                                  230
                                                                   ------------------
   Total Expenses                                                          369,844
Less: Reimbursement of Expenses                                          (124,861)
                                                                   ------------------
   Net Expenses                                                            244,983
                                                                   ------------------
NET INVESTMENT INCOME                                                      175,049
                                                                   ------------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED LOSS ON
Investment Transactions                                                   (171,175)
Futures Contracts                                                           (4,789)
Foreign Currency Transactions                                             (277,213)
                                                                   -------------------
   Net Realized Loss                                                      (453,177)
                                                                   -------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
Investment Transactions                                                (1,915,100)
Futures Contracts                                                          (6,026)
Foreign Currency Contracts and Translations                                 20,211
                                                                   ------------------
   Net Change in Unrealized Appreciation (Depreciation)                (1,900,915)
                                                                   ------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $(2,179,043)
                                                                   ==================

The Accompanying Notes are an Integral Part of the Financial Statements.    5

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED NOVEMBER 30
INCREASE (DECREASE) IN NET ASSETS                                      2000                 1999

FROM OPERATIONS
Net Investment Income                                             $     175,049          $     222,515
Net Realized Gain (Loss) on Investments, Futures, and
   Foreign Currency Transactions                                       (453,177)               440,485
Net Change in Unrealized Appreciation on Investments, Futures
    and Foreign Currency Contracts and Translations                  (1,900,915)             2,408,676
                                                                ------------------    ------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                                       (2,179,043)             3,071,676
                                                                ------------------    ------------------


TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                        59,216,973             14,558,410
Withdrawals                                                         (64,403,587)          (19,480,002)
                                                                ------------------    ------------------
   Net Decrease from Transactions in
     Investors' Beneficial Interests                                (5,186,614)            (4,921,592)
                                                                ------------------    ------------------
   Total Decrease in Net Assets                                     (7,365,657)            (1,849,916)
                                                                ------------------    ------------------

NET ASSETS
Beginning of Year                                                    25,429,857             27,279,773
                                                                ------------------    ------------------
End of Year                                                         $18,064,200            $25,429,857
                                                                ==================    ==================

SUPPLEMENTARY DATA
                                                                 FOR THE                                  FOR THE PERIOD
                                                              ELEVEN MONTHS                                MARCH 28, 1995
                                          FOR THE YEARS          ENDED              FOR THE YEARS         (COMMENCEMENT OF
                                         ENDED NOVEMBER 30   ENDED DECEMBER 31        DECEMBER 31,       OPERATIONS) THROUGH
                                       -------------------     NOVEMBER 30,     ---------------------        December 31,
                                        2000         1999         1998           1997           1996           1995
                                       ------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
     Net Expenses                       1.00%        1.00%      0.87%(a)         0.88%          0.84%          0.90%(a)
     Net Investment Income              0.72%        0.89%      1.17%(a)         1.47%          1.65%           1.67%(a)
     Expenses without Reimbursement     1.51%        1.59%      1.11%(a)         0.89%          0.84%           0.90%(a)
Portfolio Turnover                       86%          68%        99%(b)           65%            57%            36%(b)

(a)  Annualized
(b)  Not annualized


6    The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOVEMBER 30, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The European Equity Portfolio (the "Portfolio") is one of five subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company
Act of 1940, as amended, as a no-load open-end, diversified management investment company, which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of European companies. The Portfolio commenced operations on March 28, 1995. The Declaration of the Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

    REPURCHASE AGREEMENTS--The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. The Portfolio's custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    ORGANIZATION EXPENSES--The Portfolio incurred organization expenses in the amount of $27,700 which have been deferred and have been amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    FUTURES CONTRACTS--The Portfolio may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Portfolio. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolio will recognize a gain or loss when the contract is closed or expires.

    FOREIGN CURRENCY TRANSACTIONS--All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations.

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--The Portfolio may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to manage the Portfolio's exposure to foreign currency exchange fluctuations or to adjust the Portfolio's exposure relative to the benchmark. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Portfolio bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    FOREIGN TAXES--The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.65% of the Portfolio's average daily net assets.

    The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    Morgan has agreed to reimburse the Portfolio to the extent the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Portfolio exceed 1.00% of the Portfolio's average daily net assets through February 28, 2001.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' fees and expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $73.

--------------------------------------------------------------------------------
3. FEDERAL INCOME TAXES

    As of November 30, 2000, accumulated net unrealized appreciation was $2,399,730, based on the aggregate cost of investments for federal income tax purposes of $15,447,191, which consisted of unrealized appreciation of $3,019,219 and unrealized depreciation of $619,489.

--------------------------------------------------------------------------------
4. INVESTMENT TRANSACTIONS

    During the year ended November 30, 2000, the Portfolio purchased $19,818,019 of investment securities and sold $23,856,360 of investment securities other than short- term investments.

--------------------------------------------------------------------------------
5. CONCENTRATIONS OF RISK

    The Portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

--------------------------------------------------------------------------------
6. CREDIT AGREEMENT

    The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements, which are included elsewhere in this report.

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolio's adviser, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Portfolio's adviser.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
The European Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The European Equity Portfolio (one of the portfolios comprising part of The Series Portfolio, hereafter referred to as the "Portfolio") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended, for the eleven months ended November 30, 1998, for each of the two years in the period ended December 31, 1997 and for the period March 28, 1995 (commencement of operations) through December 31, 1995, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 16, 2001

[back cover]

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